Investments - Schedule of Investments Classified as Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Disclosure Of Investments [line items]
Total investments	$ 30,924	$ 1,575		$ 2,160
Fixed rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	910			2,160
Fixed rate debt [member] | US Government agencies debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost				1,934
Fixed rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	906			222
Accrued interest	4			$ 4
Variable rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	30,014
Variable rate debt [member] | US Government agencies debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	8,660
Accrued interest	28
Variable rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	21,259
Accrued interest	$ 67

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3